Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Upfront payments	€ 6,812	€ 8,664
Milestone payments	10,132	9,677
Research and development service fees (FTE)	966	4,107
Total revenue	17,910	€ 22,448
Deferred income	4,910		€ 10,070
IAS 18
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Deferred income	€ 1,800